INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments in available-for-sale securities:
Investment in available-for-sale securities	$ 267,352,000	$ 353,034,000
Proceeds from Sale of Available-for-sale Securities	99,210,000	0	901,000
Gain on disposal of available-for-sale securities	(754,000)	0	541,000
Golar LNG Partners
Investments in available-for-sale securities:
Investment in available-for-sale securities	267,352,000	352,861,000
Unrealized gain on available-for-sale security	7,800,000	5,900,000
Proceeds from Sale of Available-for-sale Securities	99,200,000
GasLog [Member]
Investments in available-for-sale securities:
Investment in available-for-sale securities	0	173,000
Proceeds from Sale of Available-for-sale Securities	300,000
Gain on disposal of available-for-sale securities	$ 100,000